Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments And Hedge Accounting
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING

NOTE 08

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING

a)	As of December 31, 2019 and 2018 the Bank holds the following portfolio of derivative instruments:

	As of December 31, 2019
	Notional amount				Fair value
	Up to 3 Months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	381,638	317,610	1,847,138	2,546,386	39,460	34,264
Cross currency swaps	407,008	863,984	13,357,058	14,628,050	226,870	295,281
Subtotal	788,646	1,181,594	15,204,196	17,174,436	266,330	329,545

Cash flow hedge derivatives
Currency forwards	99,105	1,018,656	768,256	1,886,017	4,131	3,505
Cross currency swaps	2,266,907	1,938,222	10,848,233	15,053,362	106,413	43,183
Subtotal	2,366,012	2,956,878	11,616,489	16,939,379	110,544	46,688

Trading derivatives
Currency forwards	28,472,586	18,508,702	7,679,464	54,660,752	1,023,683	1,137,496
Interest rate swaps	16,678,487	40,892,909	89,109,046	146,680,442	2,465,235	2,270,686
Cross currency swaps	7,726,724	20,457,463	113,206,678	141,390,865	4,277,450	3,605,516
Call currency options	17,971	47,012	81,804	146,787	5,176	240
Put currency options	16,409	41,872	80,655	138,936	190	483
Subtotal	52,912,177	79,947,958	210,157,647	343,017,782	7,771,734	7,014,421

Total	56,066,835	84,086,430	236,978,332	377,131,597	8,148,608	7,390,654

	As of December 31, 2018
	Notional amount				Fair value
	Up to 3 months	More than 3 months to 1 year	More than 1 year	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Fair value hedge derivatives
Interest rate swaps	80,000	491,600	1,191,012	1,762,612	14,789	9,188
Cross currency swaps	-	1,276,909	6,706,197	7,983,106	96,357	36,708
Subtotal	80,000	1,768,509	7,897,209	9,745,718	111,146	45,896

Cash flow hedge derivatives
Currency forwards	205,750	168,151	-	373,901	-	8,013
Cross currency swaps	1,920,900	1,970,412	9,191,209	13,082,521	79,859	32,712
Subtotal	2,126,650	2,138,563	9,191,209	13,456,422	79,859	40,725

Trading derivatives
Currency forwards	15,301,943	13,080,875	6,062,183	34,445,001	613,063	466,741
Interest rate swaps	12,024,095	22,064,681	69,453,618	103,542,394	723,870	577,835
Cross currency swaps	2,173,111	8,853,306	68,976,339	80,002,756	1,568,365	1,385,314
Call currency options	26,731	60,235	57,579	144,545	4,332	854
Put currency options	23,411	50,445	56,392	130,248	-	363
Subtotal	29,549,291	44,109,542	144,606,111	218,264,944	2,909,630	2,431,107

Total	31,755,941	48,016,614	161,694,529	241,467,084	3,100,635	2,517,728

b)	Hedge accounting

Fair value hedge:

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in fair value of hedged items attributable to interest rates. The aforementioned hedging instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2019 and 2018, classified by term to maturity:

	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loan	633,300	1,189,036	1,545,240	3,466,874	6,834,450
Commercial loans	-	600,000	50,000	-	650,000
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	5,605	394,691	400,296
Mortgage financing bonds	-	2,728	-	-	2,728
Treasury bonds	-	-	149,474	37,369	186,843
Chilean Treasury bonds	-	289,369	-	-	289,369
Chilean Central Bank bonds	-	254,685	-	-	254,685
Time deposits and other time liabilities
Time deposits	685,259	281,921	225,515	-	1,192,695
Issued debt instruments
Senior bonds	651,681	1,133,698	2,253,892	3,324,099	7,363,370
Total	1,970,240	3,751,437	4,229,726	7,223,033	17,174,436
Hedging instrument
Cross currency swaps	1,270,992	2,791,437	3,774,647	6,790,974	14,628,050
Interest rate swaps	699,248	960,000	455,079	432,059	2,546,386
Total	1,970,240	3,751,437	4,229,726	7,223,033	17,174,436

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loan	653,872	1,272,382	276,590	603,818	2,806,662
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	172,072	172,072
Mortgage financing bonds	-	-	3,779	-	3,779
Treasury bonds	-	-	-	174,440	174,440
Chilean Treasury bonds	-	304,818	-	220,041	524,859
Chilean Central Bank bonds	-	449,730	-	-	449,730
Time deposits and other time liabilities
Time deposits	486,013	-	-	-	486,013
Issued debt instruments
Senior bonds	708,624	1,117,779	1,298,471	2,003,289	5,128,163
Total	1,848,509	3,144,709	1,578,840	3,173,660	9,745,718
Hedging instrument
Cross currency swaps	1,276,909	2,794,709	1,228,840	2,682,648	7,983,106
Interest rate swaps	571,600	350,000	350,000	491,012	1,762,612
Total	1,848,509	3,144,709	1,578,840	3,173,660	9,745,718

Cash flow hedges

The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates of bonds and interbank loans at a variable rate. To cover the inflation risk in some items, both forwards as well as currency swaps are used.

Below is the notional amount of the hedged items as of December 31, 2019 and 2018, and the period when the cash flows will be generated:

	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	3,334,734	1,505,595	1,995,156	3,136,962	9,972,447
Commercial loans	-	-	-	-	-
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	-	-
Chilean Central Bank bonds	-	-	82,727	-	82,727
Time deposits	-	-	267,286	225,981	493,267
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	358,118	341,283	-	-	699,401
Senior bonds (fixed rate)	803,596	1,696,595	1,152,461	1,069,511	4,722,163
Interbank borrowings
Interbank loans	826,442	142,932	-	-	969,374
Total	5,322,890	3,686,405	3,497,630	4,432,454	16,939,379
Hedging instrument
Cross currency swaps	4,205,129	2,918,149	3,497,630	4,432,454	15,053,362
Currency forwards	1,117,761	768,256	-	-	1,886,017
Total	5,322,890	3,686,405	3,497,630	4,432,454	16,939,379

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	1,890,696	3,026,824	1,459,389	2,467,090	8,843,999
Commercial loans	109,585	-	-	-	109,585
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	-	-
Chilean Central Bank bonds	-	-	246,306		246,306
Time deposits	-	-	166,628	-	166,628
Time deposits and other time liabilities
Time deposits	-	-	-	-	-
Issued debt instruments
Senior bonds (variable rate)	-	666,823	-	-	666,823
Senior bonds (fixed rate)	500,583	52,790	601,639	503,721	1,658,733
Interbank borrowings
Interbank loans	1,764,348	-	-	-	1,764,348
Total	4,265,212	3,746,437	2,473,962	2,970,811	13,456,422
Hedging instrument
Cross currency swaps	3,891,311	3,746,437	2,473,962	2,970,811	13,082,521
Currency forwards	373,901	-	-	-	373,901
Total	4,265,212	3,746,437	2,473,962	2,970,811	13,456,422

Below is an estimate of the periods in which cash flows are expected to be produced:

b.1 Forecasted cash flows for interest rate risk:

	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	25,328	10,220	217	-	35,765
Outflows	(356,683)	(245,480)	(154,689)	(163,151)	(920,003)
Net flows	(331,355)	(235,260)	(154,472)	(163,151)	(884,238)

Hedging instrument
Inflows	356,683	245,480	154,689	163,151	920,003
Outflows (*)	(25,328)	(10,220)	(217)	-	(35,765)
Net flows	331,355	235,260	154,472	163,151	884,238

(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	76,736	35,994	3,062	2,401	118,193
Outflows	(125,747)	(46,372)	(13,311)	(4,701)	(190,131)
Net flows	(49,011)	(10,378)	(10,249)	(2,300)	(71,938)

Hedging instrument
Inflows	125,747	46,372	13,311	4,701	190,131
Outflows (*)	(76,736)	(35,994)	(3,062)	(2,401)	(118,193)
Net flows	49,011	10,378	10,249	2,300	71,938

(*)Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

b.2 Forecasted cash flows for inflation risk:

	As of December 31, 2019
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	74,574	109,486	216,972	422,362	823,394
Outflows	(19,466)	(50,151)	(33,140)	(52,880)	(155,637)
Net flows	55,108	59,335	183,832	369,482	667,757

Hedging instrument
Inflows	19,466	50,151	33,140	52,880	155,637
Outflows	(74,574)	(109,486)	(216,972)	(422,362)	(823,394)
Net flows	(55,108)	(59,335)	(183,832)	(369,482)	(667,757)

	As of December 31, 2018
	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	37,086	73,576	166,516	310,293	587,471
Outflows	(14,036)	-	-	-	(14,036)
Net flows	23,050	73,576	166,516	310,293	573,435

Hedging instrument
Inflows	14,036	-	-	-	14,036
Outflows	(37,086)	(73,576)	(166,516)	(310,293)	(587,471)
Net flows	(23,050)	(73,576)	(166,516)	(310,293)	(573,435)

b.3 Forecasted cash flows for exchange rate risk:

As of December 31, 2019 and 2018 the Bank has no forecasted cash flows for exchange rate risk.

c)	The accumulated effect of the mark to market adjustment of cash flow hedges produced by hedge instruments used in hedged cash flow was recorded in the Consolidated Statements of Changes in Equity, specifically within Other comprehensive income, as of December 31, 2019 and 2018, is as follows:

	As of December 31,
Hedged item	2019	2018
	MCh$	MCh$

Interbank loans	(1,872)	309
Issued debt instruments	(16,345)	(10,893)
Debt instruments at FVOCI	(2,905)	(1,392)
Loans and accounts receivable at amortised cost	(19,313)	21,779
Net flows	(40,435)	9,803

Since the inflows and outflows for both the hedged element and the hedging instrument mirror each other, the hedges are nearly 100% effective, which means that the fluctuations of fair value attributable to risk components are almost completely offset.

During the year, the Bank did not enter into any cash flow hedges relating to forecasted transactions.

d)	Below is a presentation of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income for the year:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Bond hedging derivatives	(120)	-	-
Interbank loans hedging derivatives	(955)	(683)	-
Cash flow hedge net gain (loss)	(1,075)	(683)	-

See Note 24 - Equity, letter e)

e)	Net investment hedges in foreign operations:

As of December 31, 2019 and 2018, the Bank does not have any foreign net investment hedges in its hedge accounting portfolio.

f)	Macrohedges

	Notional amount
As of December 31, 2019	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortage loans	633,300	1,189,036	1,545,240	3,466,874	6,834,450
Commercial loans	-	600,000	50,000	-	650,000

Notional amount
As of December 31, 2018	Within 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortage loans	653,872	1,272,382	276,590	603,818	2,806,662
Commercial loans	-	-	-	-	-

As of December 31, 2019 and 2018, Other Assets include MCh$210,867 and MCh$9,414 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 16.